Long-Term Debt Covenants Description (Details)	6 Months Ended
Jun. 30, 2016
Long-Term Debt [Abstract]
Debt Instrument Covenant Description	As of June 30, 2016 and December 31, 2015 the Partnership was in compliance with all financial debt covenants.